Supplement to the
Fidelity® Variable Insurance Products
Investor Class Disciplined Small Cap
Portfolio
April 30, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Acquired fund fees and expenses	0.03%
Total annual operating expensesA	1.05%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

The following information supplements the biographical information found under the heading "Portfolio Manager(s) in the "Fund Summary" section on page 4.

James Francis (portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 10.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

VDSCI-12-01  February 13, 2012
1.933381.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2 Disciplined Small Cap
Portfolio
April 30, 2011
Prospectus

The following information replaces similar information under the heading "Fee Table" in the "Fund Summary"section on page 3.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.24%	0.23%	0.32%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual operating expensesA	0.98%	1.07%	1.31%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

The following information replaces similar information under the heading "Fee Table" in the "Fund Summary"section on page 3.

Initial Class

Service Class

Service Class 2

1 year	$ 100	$ 109	$ 133
3 years	$ 312	$ 340	$ 415
5 years	$ 542	$ 590	$ 718
10 years	$ 1,201	$ 1,306	$ 1,579

The following information supplements the biographical information found under the heading "Portfolio Manager(s) in the "Fund Summary" section on page 4.

James Francis (portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 10.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

VDSC-12-01  February 13, 2012
1.832801.108